BETTER 10K - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Adjustments For Change in Accounting Principle (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, after Allowance for Credit Loss									$ 52,760	$ 46,845
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	$ 17,806				$ 30,504			$ 40,959	27,454	20,718
Operating Lease, Right-of-Use Asset	23,550				41,979			56,970	65,889	0
Assets	937,055				1,086,522			3,299,717	146,103	67,563
Accounts Payable and Accrued Liabilities	103,435				88,983			133,256	134,729	123,849
Total other liabilities	40,278				59,933			76,158	44,690	47,588
Operating Lease, Liability	33,307			$ 13,000	60,049			73,657	69,566	0
Total Liabilities	779,823				1,260,342			2,623,277	248,985	171,437
Retained earnings	(1,656,856)				(1,181,415)			(292,613)	8,515	7,522
Equity, Attributable to Parent	$ 157,232	$ 157,232	$ (732,248)		$ (610,100)	$ (355,088)	$ (139,216)	240,160	8,515	49,326
Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity, Attributable to Parent		$ (1,656,856)	$ (1,316,823)			$ (918,477)	$ (691,865)	$ (292,613)		7,522
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable, after Allowance for Credit Loss									5,915
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization									6,736
Operating Lease, Right-of-Use Asset									65,889
Assets									78,540
Accounts Payable and Accrued Liabilities									10,880
Total other liabilities									(2,898)
Operating Lease, Liability									69,566
Total Liabilities									77,548
Retained earnings									993
Equity, Attributable to Parent									$ 993	993
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity, Attributable to Parent										$ 993